TAXATION - Deferred tax liabilities (Details) £ in Thousands	Dec. 31, 2021 GBP (£)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	£ 827
Current portion	286
Non-current	541
Digital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	286
Gain on fair value of property acquired
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	442
Share of other comprehensive income of associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	£ 99